American Century Investments®
Quarterly Portfolio Holdings
NT Global Real Estate Fund
January 31, 2021

NT Global Real Estate - Schedule of Investments
JANUARY 31, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.3%
Australia — 6.8%
Charter Hall Group	1,101,509	11,429,598
Goodman Group	932,925	12,573,813
Scentre Group	2,758,877	5,716,589
Stockland	3,178,968	10,759,056
		40,479,056
Belgium — 1.0%
VGP NV	34,348	5,632,729
Canada — 1.8%
Chartwell Retirement Residences	457,185	3,821,942
Tricon Residential, Inc.	361,115	3,445,242
West Fraser Timber Co. Ltd.(1)	54,850	3,514,689
		10,781,873
China — 5.1%
Country Garden Services Holdings Co. Ltd.	641,000	5,221,467
Ever Sunshine Lifestyle Services Group Ltd.	3,220,000	9,242,193
GDS Holdings Ltd., ADR(2)	151,325	15,671,217
		30,134,877
France — 1.7%
Gecina SA	40,345	5,753,115
Klepierre SA(1)	191,378	4,605,471
		10,358,586
Germany — 0.9%
Aroundtown SA	790,504	5,498,921
Hong Kong — 3.0%
ESR Cayman Ltd.(2)	2,215,000	7,904,214
Link REIT	1,144,400	10,086,978
		17,991,192
India — 0.5%
Embassy Office Parks REIT	629,600	3,023,733
Japan — 8.1%
Invesco Office J-Reit, Inc.	24,976	3,637,547
Invincible Investment Corp.	26,155	8,755,891
Mitsui Fudosan Logistics Park, Inc.	1,446	7,232,675
Open House Co. Ltd.	249,600	10,086,997
Orix JREIT, Inc.	5,143	8,623,447
SOSiLA Logistics REIT, Inc.	7,818	9,612,030
		47,948,587
Singapore — 3.1%
Mapletree Commercial Trust	6,254,800	9,743,080
Mapletree Industrial Trust	2,278,500	4,926,637
Mapletree Logistics Trust	2,655,800	3,959,577
		18,629,294
Spain — 1.0%
Cellnex Telecom SA	105,894	6,204,298
Sweden — 0.6%
Samhallsbyggnadsbolaget i Norden AB(1)	1,023,124	3,357,748
United Kingdom — 3.1%
Safestore Holdings plc	213,219	2,365,003

Segro plc	731,440	9,556,228
Taylor Wimpey plc(2)	3,283,035	6,571,666
		18,492,897
United States — 62.6%
Alexandria Real Estate Equities, Inc.	71,717	11,984,628
American Homes 4 Rent, Class A	226,467	6,846,097
Brixmor Property Group, Inc.	527,581	8,931,946
Cousins Properties, Inc.	167,719	5,289,857
Empire State Realty Trust, Inc., Class A	425,884	4,199,216
Equinix, Inc.	45,239	33,475,050
Equity Residential	244,790	15,088,856
Essential Properties Realty Trust, Inc.	250,014	5,205,291
Essex Property Trust, Inc.	53,793	12,889,341
Extra Space Storage, Inc.	86,681	9,863,431
Innovative Industrial Properties, Inc.	94,014	17,591,900
Invitation Homes, Inc.	510,787	15,058,001
JBG SMITH Properties	139,003	4,150,630
Kimco Realty Corp.	387,042	6,390,063
Life Storage, Inc.	186,576	15,220,870
National Retail Properties, Inc.	131,741	5,137,899
NETSTREIT Corp.	174,405	3,004,998
PennyMac Mortgage Investment Trust	340,472	5,873,142
PotlatchDeltic Corp.	306,977	14,661,222
Prologis, Inc.	363,794	37,543,541
QTS Realty Trust, Inc., Class A	161,239	10,496,659
Rexford Industrial Realty, Inc.	215,781	10,560,322
RLJ Lodging Trust	673,170	8,690,625
Ryman Hospitality Properties, Inc.	127,762	8,285,366
Simon Property Group, Inc.	153,594	14,273,490
SL Green Realty Corp.(1)	178	12,045
Sun Communities, Inc.	83,196	11,907,844
UDR, Inc.	453,111	17,422,118
Urban Edge Properties	373,913	5,156,260
Ventas, Inc.	409,449	18,863,315
VICI Properties, Inc.	521,726	13,189,233
Welltower, Inc.	255,178	15,463,787
		372,727,043
TOTAL COMMON STOCKS (Cost $503,098,781)		591,260,834
TEMPORARY CASH INVESTMENTS — 0.5%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 2.75%, 5/31/22 - 1/31/25, valued at $1,120,222), in a joint trading account at 0.03%, dated 1/29/21, due 2/1/21 (Delivery value $1,097,825)		1,097,822
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.875%, 11/15/46, valued at $1,864,675), at 0.03%, dated 1/29/21, due 2/1/21 (Delivery value $1,828,005)		1,828,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $2,925,822)		2,925,822
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 1.6%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $9,581,636)	9,581,636	9,581,636
TOTAL INVESTMENT SECURITIES — 101.4% (Cost $515,606,239)		603,768,292
OTHER ASSETS AND LIABILITIES — (1.4)%		(8,408,430)
TOTAL NET ASSETS — 100.0%		$595,359,862

SUB-INDUSTRY ALLOCATION
(as a % of net assets)
Industrial	21.3%
Residential	16.6%
Retail	11.7%
Data Centers	10.0%
Diversified	9.0%
Health Care	6.4%
Office	5.6%
Specialty	4.7%
Self Storage	4.5%
Lodging/Resorts	4.4%
Timber REITs	3.1%
Infrastructure REITs	1.0%
Home Financing	1.0%
Cash and Equivalents*	0.7%
*Includes temporary cash investments, temporary cash investments - securities lending collateral and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $11,224,027. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Non-income producing.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $11,943,812, which includes securities collateral of $2,362,176.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Australia	—	40,479,056	—
Belgium	—	5,632,729	—
Canada	—	10,781,873	—
China	15,671,217	14,463,660	—
France	—	10,358,586	—
Germany	—	5,498,921	—
Hong Kong	—	17,991,192	—
India	—	3,023,733	—
Japan	—	47,948,587	—
Singapore	—	18,629,294	—
Spain	—	6,204,298	—
Sweden	—	3,357,748	—
United Kingdom	—	18,492,897	—
Other Countries	372,727,043	—	—
Temporary Cash Investments	—	2,925,822	—
Temporary Cash Investments - Securities Lending Collateral	9,581,636	—	—
	397,979,896	205,788,396	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.